Warrants (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
Warrants outstanding (in Shares)	8,869,633	8,869,633
Exercise price	$ 11.50
Fair value of traded warrants	$ 1.07	$ 1.95